Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Internal Credit Exposures Explanatory
Interbank’s Credit Risk Department determines its internal credit rating models in the following manner as of December 31, 2019 and 2018:

Banking	Segment	High grade	Standard grade	Grade lower than standard
		PD less than or equal to:	PD Range	PD equal or higher
Personal Banking	Credit card	9.48%	9.49% - 20.77%	20.78%
	Mortgage	2.17%	2.18% - 7.38%	7.39%
	Payroll loans	3.61%	3.62% - 8.27%	8.28%
	Consumer	8.26%	8.27% - 19.63%	19.64%
	Vehicular	3.56%	3.57% - 10.90%	10.91%
	Segments S1 and S2	6.01%	6.02% - 16.11%	16.12%
Small Business Banking	Segments S3	3.26%	3.27% - 7.91%	7.92%
	Corporate	1.80%	1.81% - 4.56%	4.57%
Commercial Banking	Institutional	0.50%	0.50%	0.50%
	Companies	2.23%	2.24% - 5.34%	5.35%
	Real estate	4.46%	4.47% - 7.11%	7.12%
		9.48%	9.49% - 20.77%	20.78%

Disclosure Of Detailed Information About Estimation Method Used For Percentage Of Default Text Block
Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage
With cure		X
Without cure	X
Payroll loan	X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
With cure and without rating		X
Without cure and with rating	X

Disclosure Of Macro Economic Variables
Macroeconomic variables used as of December 31, 2019

	Scenario	2020	2021	2022
Gross domestic product (annual % var.)	Optimistic	4.9%	4.2%	3.8%
	Base	2.9%	3.7%	3.6%
	Pessimistic	(2.2%)	2.4%	5.1%
Unemployment rate (annual % var.)	Optimistic	3.3%	(4.7%)	2.7%
	Base	10.4%	(1.5%)	(2.2%)
	Pessimistic	30.9%	28.3%	(17.5%)
Public consumption (annual % var.)	Optimistic	4.3%	3.7%	3.0%
	Base	2.7%	3.0%	2.7%
	Pessimistic	(1.9%)	1.4%	3.8%
Inflation (CPI annual % var.)	Optimistic	2.5%	2.1%	2.2%
	Base	2.3%	2.1%	2.2%
	Pessimistic	4.5%	0.7%	2.1%
Domestic demand (annual % var.)	Optimistic	3.9%	3.8%	4.0%
	Base	2.3%	3.4%	3.6%
	Pessimistic	(2.4%)	2.3%	5.3%
Exchange rate (annual % var.)	Optimistic	(3.5%)	0.7%	0.9%
	Base	(0.4%)	(0.0%)	0.0%
	Pessimistic	18.0%	(6.9%)	(5.9%)
Purchasing power (annual % var.)	Optimistic	1.1%	1.2%	1.8%
	Base	2.2%	0.8%	1.1%
	Pessimistic	1.7%	(0.7%)	(1.7%)
Real compensation (annual % var.)	Optimistic	1.2%	2.9%	3.7%
	Base	2.0%	1.9%	3.0%
	Pessimistic	0.2%	(1.6%)	2.3%

Macroeconomic variables used as of December 31, 2018

	Scenario	2019	2020	2021
Gross domestic product (annual % var.)	Optimistic	6.5%	3.1%	3.2%
	Base	4.6%	2.6%	3.1%
	Pessimistic	(1.0%)	1.8%	1.9%
Unemployment rate (annual % var.)	Optimistic	3.1%	(1.0%)	(0.6%)
	Base	4.7%	(1.6%)	(1.1%)
	Pessimistic	25.3%	34.1%	(12.0%)
Public consumption (annual % var.)	Optimistic	10.4%	10.2%	10.2%
	Base	3.8%	3.7%	3.6%
	Pessimistic	(2.7%)	(2.9%)	2.9%
Inflation (CPI annual % var.)	Optimistic	0.8%	1.7%	1.1%
	Base	1.9%	1.7%	2.0%
	Pessimistic	4.1%	2.8%	3.1%
Domestic demand (annual % var.)	Optimistic	6.8%	2.6%	5.1%
	Base	4.9%	2.5%	3.1%
	Pessimistic	(1.3%)	0.2%	0.9%
Exchange rate (annual % var.)	Optimistic	(2.8%)	(1.3%)	(0.4%)
	Base	(2.8%)	(1.3%)	(0.4%)
	Pessimistic	3.4%	(2.8%)	(3.2%)

Disclosure Of Impact Of Multiple Scenarios On The Allowance
The following tables outline the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

December 31, 2019%		Total
		S/(000)
Optimistic	30	420,908
Base	40	558,451
Pessimistic	30	455,114

Total		1,434,473

December 31, 2018%		Total
		S/(000)
Optimistic	30	424,634
Base	40	558,991
Pessimistic	30	443,230

Total		1,426,855

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2019	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	199,173	—	2,847	—	375,668	3,314	381,829	(182,656)	67,158
Small and micro-business loans	47,349	—	—	—	—	—	—	47,349	40,566
Consumer loans	400,401							400,401	340,914
Mortgage loans	247,962	—	—	—	491,424	—	491,424	(243,462)	89,476

Financial assets measured at amortized cost	894,885	—	2,847	—	867,092	3,314	873,253	21,632	538,114

Indirect loans	30,407	—	—	—	—	—	—	30,407	18,607

	925,292	—	2,847	—	867,092	3,314	873,253	52,039	556,721

	Fair value of the credit guarantee under the base scenario
As of December 31, 2018	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	206,481	1	166	—	343,062	3,061	346,290	(139,809)	98,111
Small and micro-business loans	44,552	—	—	—	—	—	—	44,552	38,458
Consumer loans	324,463							324,463	284,645
Mortgage loans	239,176	—	—	—	465,144	—	465,144	(225,968)	86,040

Financial assets measured at amortized cost	814,672	1	166	—	808,206	3,061	811,434	3,238	507,254

Indirect loans	43,070	—	—	—	—	—	—	43,070	22,469

	857,742	1	166	—	808,206	3,061	811,434	46,308	529,723

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2019 and 2018, regardless the balance of the loan it guarantees.

Disclosure Of Fair Value Of The Loan Guarantees
The fair value of the loan guarantees as of December 31, 2019 and 2018, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2019	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	11,128,875	—	—	—	—	—	11,128,875	—
Commercial loans	17,479,006	710,379	1,755,286	10,931,555	2,607,031	16,004,251	1,474,755	146,250
Small and micro-business loans	750,126	—	—	—	—	—	750,126	68,247
Consumer loans	12,821,567	—	—	—	—	—	12,821,567	1,058,600
Mortgage loans	7,206,445	—	—	12,135,552	—	12,135,552	(4,929,107)	121,682

Direct loans	38,257,144	710,379	1,755,286	23,067,107	2,607,031	28,139,803	10,117,341	1,394,779
Debt instruments at amortized cost	2,206,986	—	—	—	—	—	2,206,986	—

Total financial assets at amortized cost	51,593,005	710,379	1,755,286	23,067,107	2,607,031	28,139,803	23,453,202	1,394,779
Debt instruments at fair value through other comprehensive income	14,188,473	—	—	—	—	—	14,188,473	34,743

Total debt instruments at fair value through other comprehensive income	14,188,473	—	—	—	—	—	14,188,473	34,743
Not subject to impairment
Derivative financial instruments - Trading	207,949	42,351	—	—	—	42,351	165,598	—
Derivative financial instruments - Hedges	12,827	—	—	—	—	—	12,827	—
Financial assets at fair value through profit or loss	1,551,537	—	—	—	—	—	1,551,537	—

Total financial instruments at fair value through profit or loss	1,772,313	42,351	—	—	—	42,351	1,729,962	—

	67,553,791	752,730	1,755,286	23,067,107	2,607,031	28,182,154	39,371,637	1,429,522

Financial guarantees	4,078,167	25,645	94,129	984,405	555,584	1,659,763	2,418,404	39,695
Letters of credit for customers	23,810	2,212	21,598	—	—	23,810	—	—

Indirect loans	4,101,977	27,857	115,727	984,405	555,584	1,683,573	2,418,404	39,695

	71,655,768	780,587	1,871,013	24,051,512	3,162,615	29,865,727	41,790,041	1,469,217

	Fair value of the credit guarantee under the base scenario
As of December 31, 2018	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	8,380,411	—	—	—	—	—	8,380,411	—
Commercial loans	16,032,068	892,911	792,218	10,139,704	2,609,190	14,434,023	1,598,045	194,213
Small and micro-business loans	724,383	—	—	—	—	—	724,383	69,030
Consumer loans	10,891,278	—	—	—	—	—	10,891,278	986,951
Mortgage loans	6,407,479	—	—	11,100,975	—	11,100,975	(4,693,496)	114,610

Direct loans	34,055,208	892,911	792,218	21,240,679	2,609,190	25,534,998	8,520,210	1,364,804
Debt instruments at amortized cost	1,884,067	—	—	—	—	—	1,884,067	—

Total financial assets at amortized cost	44,319,686	892,911	792,218	21,240,679	2,609,190	25,534,998	18,784,688	1,364,804
Debt instruments at fair value through other comprehensive income	13,328,593	—	—	—	—	—	13,328,593	28,050

Total debt instruments at fair value through other comprehensive income	13,328,593	—	—	—	—	—	13,328,593	28,050
Not subject to impairment
Derivative financial instruments - Trading	88,338	54,474	—	—	—	54,474	33,864	—
Derivative financial instruments - Hedges	97,038	—	—	—	—	—	97,038	—
Financial assets at fair value through profit or loss	1,571,468	—	—	—	—	—	1,571,468	—

Total financial instruments at fair value through profit or loss	1,756,844	54,474	—	—	—	54,474	1,702,370	—

	59,405,123	947,385	792,218	21,240,679	2,609,190	25,589,472	33,815,651	1,392,854

Financial guarantees	4,041,414	25,829	92,790	925,802	732,831	1,777,252	2,264,162	62,051
Letters of credit for customers	30,046	—	30,047	—	—	30,047	(1)	—

Indirect loans	4,071,460	25,829	122,837	925,802	732,831	1,807,299	2,264,161	62,051

	63,476,583	973,214	915,055	22,166,481	3,342,021	27,396,771	36,079,812	1,454,905

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2019	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	199,173	—	2,847	—	375,668	3,314	381,829	(182,656)	67,158
Small and micro-business loans	47,349	—	—	—	—	—	—	47,349	40,566
Consumer loans	400,401							400,401	340,914
Mortgage loans	247,962	—	—	—	491,424	—	491,424	(243,462)	89,476

Financial assets measured at amortized cost	894,885	—	2,847	—	867,092	3,314	873,253	21,632	538,114

Indirect loans	30,407	—	—	—	—	—	—	30,407	18,607

	925,292	—	2,847	—	867,092	3,314	873,253	52,039	556,721

	Fair value of the credit guarantee under the base scenario
As of December 31, 2018	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	206,481	1	166	—	343,062	3,061	346,290	(139,809)	98,111
Small and micro-business loans	44,552	—	—	—	—	—	—	44,552	38,458
Consumer loans	324,463							324,463	284,645
Mortgage loans	239,176	—	—	—	465,144	—	465,144	(225,968)	86,040

Financial assets measured at amortized cost	814,672	1	166	—	808,206	3,061	811,434	3,238	507,254

Indirect loans	43,070	—	—	—	—	—	—	43,070	22,469

	857,742	1	166	—	808,206	3,061	811,434	46,308	529,723

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2019 and 2018, regardless the balance of the loan it guarantees.

Summary of Classification of Risk
As of December 31, 2019 and 2018, the Group determines its level of risk according to the following classification:

	High grade Rating: from AAA to A PD less than or equal to:	Standard grade Rating: from BBB to B PD Range	Grade lower than standard Rating: from CCC to C PD equal or higher
Global	0.05% - 0.12%	0.14% - 2.02%	21.68%
Latin America	0.00%	0.14% - 2.87%	25.75%
Sovereigns	0.00%	0.28% - 1.19%	28.13%

Disclosure Of External Credit Exposures Explanatory
The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2019		As of December 31, 2018
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	1,178,730	6.2	874,261	5.0
AA- / AA+	2,389,059	12.5	2,308,698	13.1
A- / A+	362,985	1.9	321,128	1.8
BBB- / BBB+	1,611	0.0	—	—
BB- / BB+	3,141	0.0	4,884	0.0

	3,935,526	20.6	3,508,971	19.9

Instruments issued in Peru and rated abroad:
A- / A+	5,705,209	29.9	4,619,911	26.2
BBB- / BBB+	1,826,297	9.6	2,193,074	12.4
BB- / BB+	113,819	0.6	139,849	0.8
B- / B+	814	0.0	—	—

	7,646,139	40.1	6,952,834	39.4

Instruments issued and rated abroad:
AAA	—	—	86,364	0.5
AA- / AA+	32,756	0.2	129,972	0.7
A- / A+	243,636	1.3	334,708	1.9
BBB- / BBB+	2,567,739	13.5	2,246,423	12.7
BB- / BB+	109,610	0.6	97,925	0.6
B- / B+	97,283	0.5	3,436	0.0
Less than B-	33,299	0.2	65	0.0

	3,084,323	16.2	2,898,893	16.4

Unrated
Certificates of deposits issued by the BCRP	1,483,493	7.8	1,380,479	7.8
Mutual funds and investment funds participations (*)	1,083,079	5.7	1,144,771	6.5
Securitized bonds	1,089	0.0	4,456	0.0
Other	85,668	0.4	309,905	1.8
Listed shares
Peruvian and foreign entities	631,694	3.3	458,663	2.6
BioPharma Credit PLC	468,392	2.5	405,641	2.3
InRetail Perú Corp.	285,962	1.5	235,443	1.3
Non-listed shares and participations
Royalty Pharma	117,682	0.6	78,808	0.4
LendUP	23,375	0.1	23,720	0.1
Other	1,641	0.0	1,671	0.0

Total	18,848,063	98.8	17,404,255	98.7

Accrued interest	224,655	1.2	225,190	1.3

Total	19,072,718	100.0	17,629,445	100.0

(*)	It includes mutual and investment funds which do not have risk rating.

Disclosure Of Credit Risk Exposure Explanatory
Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2019
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Banco Central de Reserva del Perú	—	1,483,496	—	7,073,229		8,556,725
Consumer loans	—	—	—	13,630,007		13,630,007
Financial services	1,420,610	1,980,317	508,199	5,519,231	(*)	9,428,357
Mortgage loans	39,621	—	—	7,215,361		7,254,982
Manufacturing	63,409	1,078,678	119,532	4,144,357		5,405,976
Commerce	757	90,722	285,962	3,079,661		3,457,102
Construction and infrastructure	7,126	2,902,159	24,421	688,855		3,622,561
Government of Peru	—	3,544,194	—	2,160,775		5,704,969
Electricity, gas, water and oil	28,273	1,299,404	178,654	694,237		2,200,568
Agriculture	3,995	31,414	1,915	1,238,447		1,275,771
Leaseholds and real estate activities	19,213	87,656	4,458	953,958		1,065,285
Communications, storage and transportation	32,663	247,978	—	973,045		1,253,686
Mining	260	328,071	—	579,122		907,453
Community services	1,544	—	—	262,382		263,926
Insurance	473	—	—	170,145		170,618
Fishing	2,900	—	2,581	375,598		381,079
Commercial and micro-business loans	—	—	—	268,847		268,847
Foreign organizations and governments activities	—	—	—	46,286		46,286
Foreign governments	—	114,981	—	—		114,981
Education, health and other services	4,952	127,006	—	265,425		397,383
Medicine and biotechnology	125,623	76,242	—	—		201,865
Public administration and defense	613	147,796	—	193,000		341,409
Professional, scientific and technical activities	11,431	469,915	—	2,642,773		3,124,119
Others	8,850	—	—	227,174		236,024

Total	1,772,313	14,010,029	1,125,722	52,401,915		69,309,979

Impairment allowance for loans						(1,394,779)
Accrued interest						499,143

Total						68,414,343

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2018
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Banco Central de Reserva del Perú	—	1,380,479	—	4,834,307		6,214,786
Consumer loans	—	—	—	11,747,061		11,747,061
Financial services	1,294,850	1,914,500	434,870	5,212,356	(*)	8,856,576
Mortgage loans	47,842	—	—	6,416,037		6,463,879
Manufacturing	85,105	681,104	97,516	3,622,652		4,486,377
Commerce	36,352	121,758	228,122	2,875,503		3,261,735
Construction and infrastructure	6,666	2,824,885	—	668,035		3,499,586
Government of Peru	21,397	3,002,388	—	1,843,944		4,867,729
Electricity, gas, water and oil	19,102	1,091,042	75,111	894,156		2,079,411
Agriculture	8,307	27,678	3,059	1,001,789		1,040,833
Leaseholds and real estate activities	22,618	79,596	4,336	1,144,567		1,251,117
Communications, storage and transportation	11,801	221,661	—	946,585		1,180,047
Mining	5,793	376,511	—	601,893		984,197
Community services	16,440	—	—	399,341		415,781
Insurance	1,089	—	—	239,092		240,181
Fishing	4,588	—	2,303	253,663		260,554
Commercial and small and micro-business loans	—	—	—	171,707		171,707
Activities of foreign organizations and bodies	—	—	—	39,879		39,879
Foreign governments	—	484,516	—	—		484,516
Education, health and other services	10,877	154,037	—	241,235		406,149
Medicine and biotechnology	92,746	156,326	—	—		249,072
Public administration and defense	68,800	133,516	—	227,438		429,754
Professional, scientific and technical activities	—	486,304	—	2,315,904		2,802,208
Others	2,471	7,225	—	317,076		326,772

Total	1,756,844	13,143,526	845,317	46,014,220		61,759,907

Impairment allowance for loans						(1,364,804)
Accrued interest						495,703

Total						60,890,806

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

Summary of Financial Instruments Exposed to Credit Risk by Geographic Area
The financial instruments exposed to credit risk were distributed according to their geographic area:

	As of December 31, 2019
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	132,328	10,851,926	628,016	49,418,589		61,030,859
United States of America	682,443	353,120	159,579	1,004,076		2,199,218
United Mexican States	1,330	916,597	—	185		918,112
Cayman Islands	156,082	26,589	—	105,319		287,990
Canada	8,871	—	—	415,633		424,504
Luxembourg	319,938	17,647	—	34,346		371,931
Colombia	730	497,396	—	36,491		534,617
Chile	1	283,784	—	55,108		338,893
Panama	—	237,858	147	487,655	(*)	725,660
Brazil	106	653,409	—	187,119		840,634
United Kingdom	198,423	37,007	336,338	7,622		579,390
Germany	3,002	—	—	99,808		102,810
Ireland	117,682	—	—	878		118,560
Ecuador	606	—	—	91,449		92,055
Belgium	—	—	136	120,112		120,248
Others	150,771	134,696	1,506	337,525		624,498
Total	1,772,313	14,010,029	1,125,722	52,401,915		69,309,979
Impairment allowance for loans						(1,394,779)
Accrued interest						499,143
Total						68,414,343

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2018
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	175,400	10,308,648	410,282	43,514,628		54,408,958
United States of America	647,378	543,091	171,759	1,121,268		2,483,496
United Mexican States	10,341	909,462	—	1,349		921,152
Cayman Islands	258,394	3,333	—	84,325		346,052
Canada	9,994	—	—	183,712		193,706
Luxembourg	282,816	3,110	—	29,687		315,613
Colombia	932	500,018	—	24,685		525,635
Chile	69,336	528,708	—	49,636		647,680
Panama	—	1,421	—	310,393	(*)	311,814
Brazil	103	107,940	—	40,636		148,679
United Kingdom	184,937	37,008	261,484	21,955		505,384
Germany	382	—	—	95,141		95,523
Ireland	79,636	—	—	—		79,636
Ecuador	2,028	—	—	95,000		97,028
Belgium	—	—	138	67,343		67,481
Others	35,167	200,787	1,654	374,462		612,070

Total	1,756,844	13,143,526	845,317	46,014,220		61,759,907

Impairment allowance for loans						(1,364,804)
Accrued interest						495,703

Total						60,890,806

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

Disclosure Of Off setting Of Financial Assets Explanatory
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2019 and 2018, is presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash collateral)	Cash collateral received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2019
Derivatives, Note 10(b)	220,776	—	220,776	(134,103)	(42,351)	44,322

Total	220,776	—	220,776	(134,103)	(42,351)	44,322

2018
Derivatives, Note 10(b)	185,376	—	185,376	(41)	—	185,335

Total	185,376	—	185,376	(41)	—	185,335

Disclosure Of Off setting Of Financial Liabilities Explanatory	Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2019 and 2018, is presented below:

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash collateral)	Cash collateral pledged (Note 4(d))
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2019
Derivatives, Note 10(b)	222,305	—	222,305	(134,103)	(57,816)	30,386

Total	222,305	—	222,305	(134,103)	(57,816)	30,386

2018
Derivatives, Note 10(b)	154,116	—	154,116	(41)	(92,456)	61,619

Total	154,116	—	154,116	(41)	(92,456)	61,619

Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss In The Consolidated Statements Of Other Comprehensive Income [Text Block]	However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling
interest, as of December 31, 2019 and 2018, is presented below:

	Changes in market price	2019	2018
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	112,572	84,532
Shares	+/-25	281,431	211,329
Shares	+/-30	337,717	253,595

Percentage Of Change In Currency Exchange Rate
The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2019 and 2018. The analysis determines the effect of a reasonably possible variation of the exchange rate of US Dollar against the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2019	2018
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	(27,837)	(746)
US Dollar	10	(55,674)	(1,492)
US Dollar	15	(83,511)	(2,238)
Revaluation
US Dollar	5	27,837	746
US Dollar	10	55,674	1,492
US Dollar	15	83,511	2,238

Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables	The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	7,078,876	428,176	905,866	11,199	—	2,704,758	11,128,875
Inter-bank funds	85,006	—	—	—	—	—	85,006
Investments at fair value through other comprehensive income (debt and equity)	232,135	528,116	1,141,759	2,010,649	10,275,814	1,125,722	15,314,195
Investments at amortized cost	—	46,211	—	1,158,805	1,001,970	—	2,206,986
Loans, net	5,293,216	4,562,929	8,171,518	14,764,175	4,815,523	(470,508)	37,136,853
Other assets	71,552	256,718	40,269	137,957	332	3,424,064	3,930,892

Total assets	12,760,785	5,822,150	10,259,412	18,082,785	16,093,639	6,784,036	69,802,807

Financial liabilities
Deposits and obligations	23,942,608	2,127,669	5,244,345	999,768	134,596	5,644,238	38,093,224
Due to banks and correspondents	328,668	593,866	1,746,238	437,037	873,828	—	3,979,637
Inter-bank funds	169,138	—	—	—	—	—	169,138
Bonds, notes and other obligations	332,180	171,939	686,713	2,955,175	2,744,283	—	6,890,290
Insurance contract liabilities	80,629	158,548	709,140	3,239,474	7,151,019	—	11,338,810
Other accounts payable, provisions and other liabilities	94,257	162,695	88,466	190,468	50,975	1,393,461	1,980,322
Equity	—	—	—	—	—	8,903,448	8,903,448

Total liabilities and equity	24,947,480	3,214,717	8,474,902	7,821,922	10,954,701	15,941,147	71,354,869

Off- balance sheet accounts
Derivatives held as hedge assets	—	165,700	132,560	1,461,474	—	497,100	2,256,834
Derivatives held as hedge liabilities	—	—	298,260	1,461,474	497,100	—	2,256,834

	—	165,700	(165,700)	—	(497,100)	497,100	—

Marginal gap	(12,186,695)	2,773,133	1,618,810	10,260,863	4,641,838	(8,660,011)	(1,552,062)

Cumulative gap	(12,186,695)	(9,413,562)	(7,794,752)	2,466,111	7,107,949	(1,552,062)	—

	As of December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	3,906,236	825,326	510,512	36,087	—	3,102,250	8,380,411
Inter-bank funds	495,037	—	—	—	—	—	495,037
Investments at fair value through other comprehensive income (debt and equity)	455,279	681,102	1,628,586	5,174,381	5,785,617	448,945	14,173,910
Investments at amortized cost	—	40,125	—	661,455	1,182,487	—	1,884,067
Loans, net	4,068,510	3,711,803	6,712,551	14,466,596	4,552,542	(551,085)	32,960,917
Other accounts receivable and other assets, net	144,800	243,632	119,893	76,334	82,789	3,522,813	4,190,261

Total assets	9,069,862	5,501,988	8,971,542	20,414,853	11,603,435	6,522,923	62,084,603

Financial liabilities
Deposits and obligations	21,343,198	1,865,574	3,541,866	1,495,507	114,780	5,321,025	33,681,950
Due to banks and correspondents	710,945	1,194,249	894,641	685,258	808,268	—	4,293,361
Bonds, notes and other obligations	177,602	192,641	935,070	4,034,094	1,157,371	—	6,496,778
Insurance contract liabilities	79,169	156,334	699,678	3,125,961	6,239,326	—	10,300,468
Other accounts payable, provisions and other liabilities	129,763	111,198	84,968	31,786	6,172	1,367,552	1,731,439
Equity	16,117	—	—	1,030	—	7,071,329	7,088,476

Total liabilities and equity	22,456,794	3,519,996	6,156,223	9,373,636	8,325,917	13,759,906	63,592,472

Off- balance sheet accounts
Derivatives held as hedge assets	—	168,650	134,920	1,416,660	—	—	1,720,230
Derivatives held as hedge liabilities	—	—	—	1,720,230	—	—	1,720,230

	—	168,650	134,920	(303,570)	—	—	—

Marginal gap	(13,386,932)	2,150,642	2,950,239	10,737,647	3,277,518	(7,236,983)	(1,507,869)

Cumulative gap	(13,386,932)	(11,236,290)	(8,286,051)	2,451,596	5,729,114	(1,507,869)	—

Disclosure Of Maurity Analysis Of Contingent Credits
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2019	2018
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	910,505	1,027,549
From 1 to 3 months	843,494	928,192
From 3 to 12 months	2,076,546	1,987,444
From 1 to 5 years	271,224	127,890
Over 5 years	208	385

Total	4,101,977	4,071,460

Disclosure of reconciliation of liabilities arising from financing activities [text block]
The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2019
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	169,138	—	—	169,138
Bonds, notes and other obligations	6,496,778	—	576,947	33,731	(217,166)	6,890,290
Lease liability related to right-of-use assets	341,746	—	(83,438)	(849)	84,377	341,836
Dividends payable	283	658,117	(657,709)	—	—	691

Total liabilities for financing activities	6,838,807	658,117	4,938	32,882	(132,789)	7,401,955

	2018
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds payable	30,008	—	(30,008)	—	—	—
Bonds, notes and other obligations	5,602,358	—	585,139	274,957	34,324	6,496,778
Dividends payable	187	510,784	(510,688)	—	—	283

Total liabilities for financing activities	5,632,553	510,784	44,443	274,957	34,324	6,497,061

Disclosure Of Detailed Information About Value At Risk By Type Of Asset Explanatory [Table Text Block]
The VaR results of the Group’s portfolio by type of asset are presented below:

	2019	2018
	S/(000)	S/(000)
Equity investments	13,225	(41,075)
Debt investments	1,405	4,955
Derivatives and/or exchange position	3,942	30,291
Diversification effect	(4,434)	(25,853)

Consolidated VaR by type of asset (*)	14,138	(31,682)

The Group’s VaR results by type of risk are the following:

	2019	2018
	S/(000)	S/(000)
Exchange rate risk	10,655	682
Interest rate risk	1,126	13,138
Price risk	3,865	(40,857)
Diversification effect	(1,508)	(4,645)

Consolidated VaR by type of risk (*)	14,138	(31,682)

Disclosure Of Detailed Information About Increase Decrease In Interest Rate And Impact On Results Explanatory [Table Text Block]
The table below presents the sensitivity to a reasonable possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling
interest.

	As of December 31, 2019
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	3,489	+/-	98,418
US Dollar	+/-50	+/-	6,977	+/-	197,039
US Dollar	+/-75	+/-	10,464	+/-	296,072
US Dollar	+/-100	+/-	13,950	+/-	395,726
Sol	+/-50	-/+	17,240	-/+	436,439
Sol	+/-75	-/+	25,857	-/+	655,985
Sol	+/-100	-/+	34,473	-/+	876,509
Sol	+/-150	-/+	51,700	-/+	1,322,800

	As of December 31, 2018
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	5,331	+/-	14,381
US Dollar	+/-50	+/-	10,662	+/-	34,822
US Dollar	+75	+	15,994	+	61,365
US Dollar	+100	+	21,325	+	94,077
Sol	+/-50	-/+	19,032	-/+	115,524
Sol	+/-75	-/+	28,549	-/+	191,921
Sol	+/-100	-/+	38,065	-/+	280,145
Sol	+/-150	-/+	57,097	-/+	493,870